Fair Value of Financial Assets and Liabilities (Details) - Schedule of fair values and fair value accounting hierarchy - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	S/ 233,527	S/ 313,974
Fair value, total financial assets	233,527	313,974
Carrying amount, total financial liabilities	1,804,537	1,877,725
Fair value, total financial liabilities	1,695,512	1,739,827
Trade and Other Payables [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	231,511	284,554
Fair value, total financial liabilities	231,511	284,554
Senior Notes [Member] | Level 1 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	569,192	1,071,781
Fair value, total financial liabilities	532,987	996,156
Promissory Notes [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial liabilities	1,003,834	521,390
Fair value, total financial liabilities	931,014	459,117
Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	90,193	81,773
Fair value, total financial assets	90,193	81,773
Trade and Other Receivables [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	143,085	145,034
Fair value, total financial assets	143,085	145,034
Other Financial Instruments [Member] | Level 2 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets		86,893
Fair value, total financial assets		86,893
Financial Investments Designated at Fair Value Through Other Comprehensive Income [Member] | Level 3 [Member]
Fair values and fair value accounting hierarchy [Abstract]
Carrying amount, total financial assets	249	274
Fair value, total financial assets	S/ 249	S/ 274